ACCUMULATED OTHER COMPREHENSIVE LOSS	9 Months Ended
Sep. 23, 2012
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following table illustrates the changes in the components of accumulated other comprehensive loss for the years ended December 31, 2011, 2010 and 2009:

	Interest Rate Swap	Foreign Currency Translation	Total
	(In thousands)
December 31, 2009	(771)	(882)	(1,653)
Change	771	(290)	481
December 31, 2010	—	(1,172)	(1,172)
Change	—	187	187
December 31, 2011	$—	$(985)	$(985)